Other long-term debt - Other Long Term Debt (Details) ¥ in Millions					1 Months Ended	12 Months Ended
	Oct. 15, 2021	Jan. 25, 2021	Sep. 17, 2020	Feb. 28, 2017	Feb. 28, 2017	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 1,416,701,102		$ 1,924,501,190
Less: current portion of other long-term debt						(1,141,600,901)		(911,485,562)
Total other long-term debt						275,100,201		1,013,015,628
Other long term debt						1,141,600,901		911,485,562
Real estate properties under development						2,368,747,467		3,010,624,339	$ 3,254,387,749
Real estate properties held for lease						440,300,371		483,108,207	515,868,908
Real estate properties development completed						500,875,235		439,204,753	$ 458,204,518
Property and equipment, net						35,525,933		42,759,911
Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights						333,926,609		418,658,396
Real estate properties held for lease						174,811,201		180,481,463
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
Less: current portion of other long-term debt						(1,141,600,901)
Total other long-term debt						275,100,201
Other long term debt						1,141,600,901
Other Long-Term Debt [Member] | RMB
Debt Instrument [Line Items]
Less: current portion of other long-term debt						(498,037,647)
Other long term debt						498,037,647
Other Long-Term Debt [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Real estate properties under development						129,857,246		23,841,896
Land use rights						44,633,373		117,031,608
Real estate properties held for lease						20,216,787		35,359,727
Real estate properties development completed						2,890,943		44,949,795
Senior Secured Notes [Member] | Collateral Pledged [Member] | US Dollar
Debt Instrument [Line Items]
Less: current portion of other long-term debt						(918,663,456)
Other long term debt						918,663,456
Property and equipment, net member | Other Long-Term Debt [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Property and equipment, net						$ 18,050,265		20,266,967
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt								224,952,688
Maturity date				Feb. 28, 2021	Feb. 28, 2021	Feb. 28, 2021
Stated rate				7.75%	7.75%	7.75%	7.75%
October 2021 Senior Secured Notes Due On October 16 2021 At 14.20% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt								253,678,567
Maturity date						Oct. 16, 2021
Stated rate						14.20%	14.20%
June 2022 Senior notes due on June 29, 2022 at 14.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 78,997,031		71,101,480
Maturity date						Jun. 29, 2022
Stated rate						12.00%	12.00%
June 2022 Senior notes due on June 29, 2022 at 14.00% [Member] | Other Long-Term Debt [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 394,641,160
June 2022 Senior notes due on June 29, 2022 at 14.00% [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
Less: current portion of other long-term debt | ¥							¥ (545.5)
Other long term debt | ¥							¥ 545.5
September 2023 Senior notes due on September 17, 2023 at 14.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 253,096,367		296,902,963
Maturity date			Sep. 17, 2023			Sep. 17, 2023
Stated rate			14.50%			14.50%	14.50%
October 2023 Notes Due on October 15, 2023 at 14.20% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 132,576,797
Maturity date	Oct. 15, 2023
Stated rate	14.20%					14.20%	14.20%
January 2024 Notes Due on January 25, 2024 at 14.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 262,064,363
Maturity date		Jan. 25, 2024				Jan. 25, 2024
Stated rate		14.00%				14.00%	14.00%
Corporate Bonds Due On November 13 2025 At 8.35% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 27,747,400		40,142,724
Maturity date						Nov. 13, 2025
Stated rate						8.35%	8.35%
Corporate Bonds Due On Januray 4, 2026 at 8.35% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 15,347,334
Stated rate						8.35%	8.35%
Loan from Ping Trust Co. Ltd Due May 31.2022 At 12.80 [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 35,603,934		102,223,789
Maturity date						May 31, 2022
Stated rate						12.80%	12.80%
Loan from Wanxiang Trust Co., Ltd, Due April 30, 2021 at 12.00%
Debt Instrument [Line Items]
Total principal of other long-term debt								30,651,811
Maturity date						Apr. 30, 2021
Stated rate						12.00%	12.00%
Loan from China huarong asset management Co., Ltd, Due November 8, 2021 at 12.00%
Debt Instrument [Line Items]
Total principal of other long-term debt								24,671,642
Maturity date						Nov. 08, 2021
Stated rate						12.00%	12.00%
China Huarong Asset Management Co., Ltd, Due April 20, 2022 at 12.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 42,348,291		41,379,945
Maturity date						Apr. 20, 2022
Stated rate						12.00%	12.00%
China Huarong Asset Management Co., Ltd, Due November 27, 2022 at 12.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 20,857,318
Maturity date						Nov. 27, 2022
Stated rate						12.00%	12.00%
Loan from Chang 'an international trust Co., Ltd, Due December 10, 2023 at 9.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 169,393,164		274,180,447
Maturity date						Dec. 10, 2023
Stated rate						9.00%	9.00%
Loan from Henan Zhongyuan Microfinance Co., Ltd, Due July 23, 2021 at 11.60% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt								6,130,362
Maturity date						Jul. 23, 2021
Stated rate						11.60%	11.60%
Loan from Min Sheng Finance Lease Co., Ltd Due July 15, 2023 at 5.85% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 6,452,550		10,213,324
Maturity date						Jul. 15, 2023
Stated rate						5.85%	5.85%
Loan from Zhongrong International Trust Co. Ltd. Due May 13, 2022 at 13.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 0		229,888,577
Maturity date						May 13, 2022
Stated rate						13.00%	13.00%
Loan from Daye Trust Co., Ltd Due August 31, 2022 at 11.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 94,107,314		91,955,432
Maturity date						Aug. 31, 2022
Stated rate						11.50%	11.50%
Loan from Daye Trust Co., Ltd Due October 16, 2022 at 14.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 34,506,015
Maturity date						Oct. 16, 2022
Stated rate						14.50%	14.50%
Loan from Hubei Tian Qian Asset Management Co., Ltd Due July 14, 2022 at 13.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 35,989,774		50,575,488
Maturity date						Jul. 14, 2022
Stated rate						13.00%	13.00%
Loan from China Minsheng Trust Co., Ltd Due January 22, 2023 at 10.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 15,684,552		0
Maturity date						Jan. 22, 2023
Stated rate						10.00%	10.00%
Kent EB-5 LLC loan due on January 23, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 41,928,898		53,000,000
Maturity date						Jan. 23, 2022
Stated rate						5.95%	5.95%
Ozarks loan due on March 24, 2020 at 4.50% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt								92,851,951
Maturity date						Mar. 24, 2021
Debt Instrument, Basis Spread on Variable Rate						4.50%
Loan from 135-35 NORTHERN BLVD 1&2 LLC, Due May 1, 2021 at 8.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 30,000,000		$ 30,000,000
Maturity date						May 01, 2021
Stated rate						8.50%	8.50%
Loan from Ares Management Due January 12, 2024 at 10.05% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 120,000,000
Maturity date						Jan. 12, 2024
Stated rate						10.05%	10.05%